Accrued Liabilities and Other Liabilities (Details) ¥ in Millions			12 Months Ended
	Aug. 25, 2023 USD ($)	Aug. 31, 2021 CNY (¥)	Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Line Items]
Operational purposes rate			1.50%
Third Parties [Member]
Accrued Liabilities and Other Liabilities [Line Items]
Due year			1 year
Business Combination [Member]
Accrued Liabilities and Other Liabilities [Line Items]
Percentage of sponsorship interests		100.00%
Business Combination [Member]
Accrued Liabilities and Other Liabilities [Line Items]
Total consideration amount (in Yuan Renminbi)	$ 6,000,000	¥ 23.0